Intangible assets (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets other than goodwill	$ 949,355	$ 1,040,042	$ 0
Impairment loss recognised in profit or loss, intangible assets and goodwill	21,430
Addition In Impairment of Intangible Assets and Goodwill	3,535
Brand names [member]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 11,756